Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.782.8380

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

ANNUAL REPORT – 12/31/2007

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY CUSTOM

March 12, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account KGC 1940 Act Registration Number: 811-7777 1933 Act Registration Numbers: 333-10283 CIK: 0001019146 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KGC, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	896435	March 3, 2008
The Alger American Fund	832566	February 22, 2008
Credit Suisse Trust	941568	March 6, 2008
Dreyfus Investment Portfolios	1056707	February 15, 2008
The Dreyfus Socially Responsible Growth Fund, Inc.	890064	February 14, 2008
DWS Investment VIT Funds	1006373	February 25, 2008
DWS Variable Series I	764797	February 28, 2008
DWS Variable Series II	810573	February 29, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772